Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of interest rate swaps measured at fair value

The following table presents information about the Company’s interest rate swaps measured at fair value as of September 30, 2013 and December 31, 2012:

		Estimated Fair Value as of
Instrument Type	Balance Sheet Classification	September 30, 2013	December 31, 2012
Derivatives designated as hedging instruments:
Interest rate swap contract	Prepaid expenses and other assets (Other liabilities)	$438,500	$(687,674)
Derivatives not designated as hedging instruments:
Interest rate swap contract	Other liabilities	$—	$(128,934)

The following table presents information about the Company’s interest rate swaps measured at fair value as of December 31, 2012 and 2011:

		Estimated Fair Value as of
Instrument Type	Balance Sheet Classification	12/31/2012	12/31/2011
Derivatives designated as hedging instruments:
Interest rate swap contract	Other liabilities	$687,674	$—
Derivatives not designated as hedging instruments:
Interest rate swap contract	Other liabilities	$128,934	$976,677